Equity - Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) Bonds € / shares shares	Dec. 31, 2018 EUR (€) Bonds € / shares shares
2010 Share Option Program [Member]
Statement Line Items [Line Items]
Number of options issued | shares	658,150	658,150
Outstanding at the beginning of the period	137,850	364,350
Granted during the period
Forfeited during the period | shares	17,000	19,000
Exercised during the period	97,850	195,500
Expired during the period		12,000
Outstanding at the end of the period	23,000	137,850
Exercisable at the end of the period	23,000	137,850
Range of exercise prices for outstanding options | € / shares	€ 3.15
Weighted average of remaining contractual life	3 months	12 months
Cost | €		€ 6,000
2010 Share Option Program [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares		€ 3.093
2010 Share Option Program [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares		€ 3.15
2015 Share Option Program [Member]
Statement Line Items [Line Items]
Outstanding at the beginning of the period	1,252,000	1,143,500
Granted during the period	333,485	180,000
Forfeited during the period | shares	88,500	71,500
Exercised during the period
Expired during the period
Outstanding at the end of the period	1,496,985	1,252,000
Exercisable at the end of the period
Weighted average of remaining contractual life	44 months	50 months
Cost | €	€ 360,000	€ 257,000
2015 Share Option Programme [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 2.25	€ 2.25
2015 Share Option Programme [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 6.708	€ 5.73